RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Largest Customer
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of revenues	18.00%	9.00%	14.00%	12.00%
Foreign Exchange Risk
Disclosure Of Credit Risk Exposure [Line Items]
Average gains on basis of movements in non functional currency to functional currency			$ 763	$ 870
Average losses on basis of movements in non functional currency to functional currency			525	234
Foreign Exchange Risk | United States of America, Dollars
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange denominated net assets	$ 7,558	$ 9,478	7,558	9,478
Foreign Exchange Risk | United Kingdom, Pounds
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange denominated net assets	$ 5,221	$ 1,755	5,221	1,755
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Impairment on trade receivables			$ 374	$ 0	$ 345